SEC  Registration  Nos.
333-43456  and  811-10045

SECURITIES  AND  EXCHANGE  COMMISSION
Washington,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

POST-EFFECTIVE  AMENDMENT  NO.  4             XX

and/or

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

AMENDMENT  NO.  7                             XX

                         Calvert  Impact  Fund,  Inc.
                     THIS FILING IS FOR CALVERT SOUTH AFRICA FUND ONLY
               (Exact  Name  of  Registrant  as  Specified  in  Charter)

                             4550  Montgomery  Avenue
                                  Suite  1000N
                            Bethesda,  Maryland  20814
                    (Address  of  Principal  Executive  Offices)

                 Registrant's  Telephone  Number:  (301)  951-4800

                           William  M.  Tartikoff,  Esq.
                             4550  Montgomery  Avenue
                                  Suite  1000N
                            Bethesda,  Maryland  20814
                    (Name  and  Address  of  Agent  for  Service)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE

___IMMEDIATELY  UPON  FILING                   XX  ON  February 26, 2001
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

___     DAYS  AFTER  FILING                    ___  ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)                   PURSUANT  TO  PARAGRAPH  (A)

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Part A: incorporated by reference to Registrant's Post-Effective
        Amendment No. 1 on Form N-1a, dated February 22, 2001, accession number 0001121624-01-000019.

Part B: incorporated by reference to Registrant's Post-Effective
        Amendment No. 1 on Form N-1a, dated February 22, 2001, accession number 0001121624-01-000019.

Part C: incorporated by reference to Registrant's Post-Effective
        Amendment No. 1 on Form N-1a, dated February 22, 2001, accession number 0001121624-01-000019.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 19th day of December, 2000.

Calvert  Impact  Fund,  Inc.

By:
____________**____________________
Barbara  J.  Krumsiek
President  and  Director


         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                           Title                     Date


__________**____________         President                 12/19/2000
Barbara  J.  Krumsiek            Director

__________**____________         Principal  Accounting     12/19/2000
Ronald  M.  Wolfsheimer          Officer

/s/William M. Tartikoff          Director                  12/19/2000
William  M.  Tartikoff

__________**____________         Director                  12/19/2000
REBECCA  L.  ADAMSON

__________**____________         Director                  12/19/2000
JOY  V.  JONES

__________**____________         Director                  12/19/2000
D. Wayne Silby

__________**____________         Director                  12/19/2000
Miles Douglas Harper, III


**  Signed  by  Jennifer Streaks  pursuant  to  power  of  attorney.
/s/Jennifer Streaks
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